MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.4

ATR QM Data Fields
Loans in Report: 3

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
XXXXXXXXXX	6102284	QM: Safe Harbor	No	Yes
XXXXXXXXXX	6102293	QM: Safe Harbor	No	Yes
XXXXXXXXXX	6102301	QM: Safe Harbor	No	Yes
3